Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000105122 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105122 | Gen Digital Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105122 | Allison Transmission Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | Jabil Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105122 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105122 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105122 | MDU Resources Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105122 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105122 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105122 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105122 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000105122 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105122 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105122 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000105122 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000105122 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000105122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105122 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105122 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105122 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105122 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105122 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000105122 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105123 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105123 | Gen Digital Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105123 | Allison Transmission Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | Jabil Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105123 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105123 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105123 | MDU Resources Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105123 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105123 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105123 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105123 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000105123 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105123 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105123 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000105123 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000105123 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000105123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105123 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105123 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105123 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105123 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105123 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000105123 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080997 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080997 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080997 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080997 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080997 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080997 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080997 | Victory Capital Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080997 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080997 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080997 | KB Home
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080997 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000080997 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080997 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080997 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000080997 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000080997 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000080997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000080997 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080997 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080997 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000080997 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080997 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000080997 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080998 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080998 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080998 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080998 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080998 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080998 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080998 | Victory Capital Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080998 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080998 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080998 | KB Home
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080998 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000080998 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080998 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080998 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000080998 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000080998 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000080998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000080998 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080998 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080998 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000080998 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080998 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000080998 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051528 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051528 | MDU Resources Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051528 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051528 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051528 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051528 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051528 | Knife River Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051528 | The Pennant Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | Tri Pointe Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000051528 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051528 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051528 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000051528 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000051528 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000051528 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000051528 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000051528 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051528 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051528 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000051528 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051528 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000053918 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053918 | MDU Resources Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053918 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053918 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053918 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053918 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053918 | Knife River Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053918 | The Pennant Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | Tri Pointe Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000053918 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053918 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000053918 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000053918 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000053918 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000053918 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000053918 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000053918 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053918 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000053918 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000053918 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000053918 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	7.40%